Income Taxes New Tax Guidance (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provisional income tax expense	$ 303.6		$ 303.6
Transition tax on deemed repatriated foreign earnings			190.4
Tax expense on remeasurement of deferred tax assets			$ 113.2
Adjustment to provisional tax expense		$ 7.8
Change in valuation allowance		$ (11.6)